SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023
SCHEDULE OF ESTIMATED USEFUL LIVES
Category	Estimated Useful Life
Software and computer equipment	3 to 10 years
Furniture and fixtures	3 to 15 years
Vehicles	5 years
Equipment	5 to 10 years

SCHEDULE OF POTENTIAL DILUTIVE SHARES

Total potential dilutive shares as of June 30, 2024 consisted of the following:

PIPE Convertible Notes (assumes full funding of $15,500,000)	6,700,000
Common stock - Series A warrants (assumes full funding of $15,500,000)	1,409,091
Common stock - Series B warrants (assumes full funding of $15,500,000)	1,550,000
Earnout shares - Earned in three Tranches over three years (assumes achievement of revenue and VWAP targets)	4,500,000
Underwriter warrants to I-Bankers convertible at $12.00/common share	632,500
Total dilutive	14,791,591

Deep Medicine Acquisition Corp [Member]
SCHEDULE OF COMMON STOCK SUBJECT TO REDEMPTION

At December 31, 2023, the common stock subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$126,500,000
Less:
Common stock issuance costs	(2,855,000)
Plus:
Remeasurement of carrying value to redemption value	4,120,000
Common stock subject to possible redemption, March 31, 2022	$127,765,000
Less:
Distribution for redemption	(121,034,650)
Plus:
Remeasurement of carrying value to redemption value	2,264,084
Common stock subject to possible redemption, March 31, 2023	$8,994,434

Less:
Distribution for redemption	(2,914,230)
Plus:
Additional deposit for extension	200,000
Remeasurement of carrying value to redemption value	256,757
Common stock subject to possible redemption, December 31, 2023	$6,536,961

At March 31, 2023, the common stock subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$126,500,000
Less:
Common stock issuance costs	(2,855,000)
Plus:
Remeasurement of carrying value to redemption value	4,120,000
Common stock subject to possible redemption, March 31, 2022	$127,765,000
Less:
Distribution for redemption	(121,034,650)
Plus:
Remeasurement of carrying value to redemption value	2,264,084
Common stock subject to possible redemption, March 31, 2023	$8,994,434

SCHEDULE OF DILUTED LOSS PER SHARE OF COMMON STOCK

	For the Three Months Ended December 31, 2023		For the Three Months Ended December 31, 2022

Numerator:
Net (loss) income		$(359,954)	$577,351

Denominator:
Basic and diluted loss per share – Class A		$(0.08)	0.04
Basic and diluted loss per share – Class B	$	N/A	$0.04
Denominator for basic and diluted earnings per share – Weighted-average shares of Class A common stock issued and outstanding during the period		4,357,964	12,509,620
Denominator for basic and diluted earnings per share – Weighted-average shares of Class B common stock issued and outstanding during the period		-	2,884,478

	For the Nine Months Ended December 31, 2023		For the Nine Months Ended December 31, 2022

Numerator:
Net loss		$(891,865)	$257,372

Denominator:
Basic and diluted loss per share – Class A		$(0.20)	0.02
Basic and diluted loss per share – Class B	$	N/A	$0.02
Denominator for basic and diluted earnings per share – Weighted-average shares of Class A common stock issued and outstanding during the period		4,453,989	13,017,932
Denominator for basic and diluted earnings per share – Weighted-average shares of Class B common stock issued and outstanding during the period		-	3,070,164

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022

Numerator:
Net loss	$(400,232)	$(414,045)

Denominator:
Basic and diluted loss per share – Class A	$(0.03)	(0.05)
Basic and diluted loss per share – Class B	$(0.03)	$(0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class A common stock issued and outstanding during the period	10,946,277	5,578,069
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period	2,313,390	3,162,500